Derivative Instruments and Other Hedging Activities - Reconciliation of Gross Amounts in Consolidated Balance Sheets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative assets subject to master netting arrangements, Gross Amounts	$ 28,798	$ 26,422
Derivative liabilities subject to master netting arrangements, Gross Amounts	15,411	10,620
Derivative assets subject to master netting arrangements, Gross Amounts Not Offset	28,798	26,422
Derivative liabilities subject to master netting arrangements, Gross Amounts Not Offset	11,676	5,201
Collateral [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative liabilities subject to master netting arrangements, Gross Amounts Not Offset	(3,735)	(5,419)
Interest Rate Contracts [Member] | Not Designated as Hedging Instruments [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative assets subject to master netting arrangements, Gross Amounts	15,411	10,621
Derivative liabilities subject to master netting arrangements, Gross Amounts	15,411	10,620
Derivative assets subject to master netting arrangements, Gross Amounts Not Offset	15,411	10,621
Derivative liabilities subject to master netting arrangements, Gross Amounts Not Offset	11,676	5,201
Interest Rate Contracts [Member] | Collateral [Member] | Not Designated as Hedging Instruments [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative liabilities subject to master netting arrangements, Gross Amounts Not Offset	(3,735)	(5,419)
Written and Purchased Options [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative assets subject to master netting arrangements, Gross Amounts	13,387	15,801
Derivative assets subject to master netting arrangements, Gross Amounts Not Offset	$ 13,387	$ 15,801